Investments - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Investments	$ 309	$ 305
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	309	228
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 0	$ 77